Note 3 - Marketable Debt Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Available-for-sale Securities, Basis for Valuation, Other than Equity Securities	Debt securities available for sale are carried at estimated fair market value
Proceeds from Sale of Securities, Operating Activities	$ 7,029,938	$ 265,977	$ 3,085,237
Available-for-sale Securities, Gross Realized Gains	234,819	1,296	24,157
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	15,855,000	11,399,450	13,795,000
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	10	7,869	1,231
Available-for-sale Securities, Gross Realized Losses			$ 12,345